Average Annual Total Returns - Natixis Sustainable Future 2055 Fund - Class N	Jun. 01, 2021
Average Annual Return:
1 Year	16.48%
Since Inception	13.63%
Inception Date	Feb. 28, 2017
After Taxes on Distributions
Average Annual Return:
1 Year	12.28%
Since Inception	10.93%
Inception Date	Feb. 28, 2017
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.20%
Since Inception	10.07%
Inception Date	Feb. 28, 2017